Schedule of Investments
(unaudited)
July 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.1%
Ambev SA .................. 6,461 $ 14,469
Lojas Renner SA .............. 29,306 84,785
YDUQS Participacoes SA ........ 15,156 35,078
134,332
Chile — 0.7%
Enel Americas SA ............. 835,849 83,361
China — 29.7%
3SBio, Inc.
(a) (b) (c)
............... 6,500 26,277
Alibaba Group Holding Ltd. ....... 24,492 368,232
Baidu, Inc. , Class A
(a)
........... 3,028 33,130
Bank of China Ltd. , Class H ....... 63,000 36,364
Baoshan Iron & Steel Co. Ltd. , Class A 12,300 12,509
BeOne Medicines Ltd. , Class H
(a)
... 900 20,461
BYD Co. Ltd. , Class A ........... 3,197 46,374
BYD Co. Ltd. , Class H .......... 5,000 73,005
China Construction Bank Corp. , Class
H ...................... 216,000 220,926
China International Capital Corp. Ltd. ,
Class A .................. 6,500 32,543
China Life Insurance Co. Ltd. , Class H 43,000 124,210
China Merchants Bank Co. Ltd. , Class
H ...................... 1,000 6,489
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 5,000 20,137
Chow Tai Fook Jewellery Group Ltd. . 13,400 22,379
CITIC Securities Co. Ltd. , Class H .. 6,000 21,082
CMOC Group Ltd. , Class H ....... 75,000 85,135
Contemporary Amperex Technology Co.
Ltd. , Class H
(a)
.............. 300 15,524
ENN Energy Holdings Ltd. ........ 4,100 33,415
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,942
Geely Automobile Holdings Ltd. .... 15,000 33,645
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 482
Gree Electric Appliances, Inc. of Zhuhai ,
Class A .................. 14,300 90,375
Guotai Haitong Securities Co. Ltd. ,
Class H
(b) (c)
................ 9,200 19,860
Huatai Securities Co. Ltd. , Class A .. 35,700 99,021
IEIT Systems Co. Ltd. , Class A ..... 8,100 62,369
Industrial & Commercial Bank of China
Ltd. , Class H ............... 10,000 7,662
Innovent Biologics, Inc.
(a) (b) (c)
...... 6,000 74,269
JD.com, Inc. , Class A ........... 8,050 126,884
KE Holdings, Inc. , Class A ........ 2,475 15,137
Lenovo Group Ltd. ............. 48,000 61,548
Li Auto, Inc. , Class A
(a)
.......... 1,800 23,565
Li Auto, Inc. , ADR
(a)
............ 241 6,290
LONGi Green Energy Technology Co.
Ltd. , Class A
(a)
.............. 760 1,658
Meituan , Class B
(a) (b) (c)
........... 11,210 172,943
Midea Group Co. Ltd. , Class A ..... 6,200 60,215
NetEase, Inc. ................ 5,670 148,227
PDD Holdings, Inc. , ADR
(a)
....... 164 18,606
People's Insurance Co. Group of China
Ltd. (The) , Class H ........... 60,000 46,096
PetroChina Co. Ltd. , Class A ...... 12,900 15,860
PICC Property & Casualty Co. Ltd. ,
Class H .................. 6,000 12,454
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 6,300 51,182
Security
Shares
Shares Value
China (continued)
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 16,000 $ 109,846
Pop Mart International Group Ltd.
(b) (c)
. 1,800 56,149
SAIC Motor Corp. Ltd. , Class A .... 5,000 11,880
SDIC Capital Co. Ltd. , Class A ..... 21,800 22,807
SF Holding Co. Ltd. , Class A ...... 4,000 25,470
Shandong Nanshan Aluminum Co. Ltd. ,
Class A .................. 47,200 25,657
Tencent Holdings Ltd. ........... 9,100 637,111
Topsports International Holdings Ltd.
(b) (c)
143,000 57,693
Trip.com Group Ltd. ............ 600 37,249
Uni-President China Holdings Ltd. .. 54,000 68,222
Weichai Power Co. Ltd. , Class A .... 6,800 14,239
Weichai Power Co. Ltd. , Class H ... 3,000 6,360
Xiaomi Corp. , Class B
(a) (b) (c)
....... 30,000 201,839
Xinyi Solar Holdings Ltd. ......... 12,000 4,646
XPeng, Inc. , Class A
(a)
.......... 4,100 37,310
Yadea Group Holdings Ltd.
(b) (c)
..... 4,000 6,294
Zhejiang NHU Co. Ltd. , Class A .... 15,300 47,466
3,718,720
Colombia — 0.1%
Geopark Ltd. ................. 1,457 9,383
Greece — 1.4%
OPAP SA , Class R ............. 3,893 87,343
Piraeus Financial Holdings SA
(a)
.... 11,431 87,898
175,241
Hong Kong — 0.3%
Sino Biopharmaceutical Ltd. ...... 39,000 37,350
Hungary — 0.3%
MOL Hungarian Oil & Gas plc ..... 3,982 34,598
India — 14.0%
APL Apollo Tubes Ltd. .......... 1,472 26,788
Axis Bank Ltd. ................ 5,299 64,351
Bajaj Finance Ltd. ............. 2,549 25,509
Berger Paints India Ltd. ......... 1,504 9,664
Bharat Electronics Ltd. .......... 1,835 7,972
Bharat Petroleum Corp. Ltd. ...... 1,738 6,495
Bharti Airtel Ltd. ............... 4,451 96,895
Britannia Industries Ltd. ......... 127 8,356
Crompton Greaves Consumer
Electricals Ltd. ............. 4,694 17,228
Dr Lal PathLabs Ltd.
(b) (c)
......... 577 20,650
Escorts Kubota Ltd. ............ 143 5,461
Eternal Ltd.
(a)
................. 3,919 13,678
Fortis Healthcare Ltd. ........... 1,365 13,292
GE Vernova T&D India Ltd. ....... 770 23,969
GlaxoSmithKline Pharmaceuticals Ltd. 155 5,568
HCL Technologies Ltd. .......... 3,127 52,127
HDFC Bank Ltd. .............. 7,721 177,184
HDFC Life Insurance Co. Ltd.
(b) (c)
... 637 5,473
Hindalco Industries Ltd. ......... 7,096 54,935
Hindustan Unilever Ltd. .......... 817 23,464
Hitachi Energy India Ltd. ......... 77 17,542
ICICI Bank Ltd. ............... 7,068 119,020
ICICI Prudential Life Insurance Co.
Ltd.
(b) (c)
................... 1,950 13,675
IndiaMart InterMesh Ltd.
(b) (c)
....... 944 27,773
Indian Oil Corp. Ltd.
(a)
........... 3,871 6,395
Infosys Ltd. .................. 4,358 74,116
Infosys Ltd. , ADR .............. 2,465 41,215
Intellect Design Arena Ltd. ........ 792 9,189
InterGlobe Aviation Ltd.
(a) (b) (c)
...... 208 13,959

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Jindal Saw Ltd. ............... 5,840 $ 14,003
KEC International Ltd. .......... 582 5,697
Kotak Mahindra Bank Ltd. ........ 1,062 23,927
KPIT Technologies Ltd. .......... 332 4,623
LIC Housing Finance Ltd. ........ 708 4,715
Mahindra & Mahindra Ltd. ........ 1,660 60,471
Marico Ltd. .................. 2,478 20,021
MOIL Ltd. ................... 1,108 4,322
National Aluminium Co. Ltd. ....... 9,166 19,227
NBCC India Ltd. .............. 8,362 10,244
NCC Ltd. ................... 3,512 8,681
One 97 Communications Ltd.
(a)
..... 415 5,128
Paradeep Phosphates Ltd.
(b) (c)
..... 5,177 12,647
Power Grid Corp. of India Ltd. ..... 2,639 8,724
PTC India Ltd. ................ 12,779 27,858
Redington Ltd. ................ 3,813 10,826
Reliance Industries Ltd. ......... 9,565 151,055
Reliance Industries Ltd. , GDR
(b)
.... 462 29,082
ReNew Energy Global plc , Class A
(a)
. 1,751 13,308
Sagility India Ltd.
(a) (c)
............ 17,569 9,280
State Bank of India ............. 6,356 57,588
Steel Authority of India Ltd. ....... 31,128 43,956
Strides Pharma Science Ltd. ...... 574 5,695
Tata Consultancy Services Ltd. .... 1,507 51,971
Tata Motors Ltd. ............... 3,202 24,203
Tech Mahindra Ltd. ............ 754 12,509
Titan Co. Ltd. ................ 186 7,080
Trent Ltd. ................... 141 8,043
TVS Motor Co. Ltd. ............ 246 7,835
United Spirits Ltd. ............. 1,224 18,688
UPL Ltd. .................... 4,670 37,362
VA Tech Wabag Ltd.
(a)
........... 231 4,160
Vedanta Ltd. ................. 929 4,486
Welspun Corp. Ltd. ............ 998 10,597
Wipro Ltd. ................... 8,614 24,231
Wipro Ltd. , ADR ............... 1,714 4,662
Zee Entertainment Enterprises Ltd. .. 4,292 5,760
1,754,608
Indonesia — 1.6%
Aneka Tambang Tbk. ........... 264,500 45,768
Bank Central Asia Tbk. PT ........ 235,900 118,232
Bank Mandiri Persero Tbk. PT ..... 113,600 30,925
194,925
Kuwait — 0.9%
Kuwait Finance House KSCP ...... 44,832 118,053
Malaysia — 1.9%
CIMB Group Holdings Bhd. ....... 11,800 18,038
KPJ Healthcare Bhd. ........... 65,800 39,880
Malayan Banking Bhd. .......... 46,200 101,613
Public Bank Bhd. .............. 41,600 40,970
Sunway Bhd. ................ 24,800 27,407
Sunway Construction Group Bhd. ... 4,400 5,381
233,289
Mexico — 2.2%
America Movil SAB de CV , Series B . 27,037 24,407
Cemex SAB de CV ............ 25,576 22,329
Fomento Economico Mexicano SAB de
CV ..................... 2,546 22,985
Fomento Economico Mexicano SAB de
CV , ADR ................. 684 61,875
Gentera SAB de CV ............ 40,994 92,636
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 240 7,275
Security
Shares
Shares Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV ,
Class O .................. 4,777 $ 42,571
274,078
Poland — 0.6%
Allegro.eu SA
(a) (b) (c)
............. 836 8,201
ORLEN SA .................. 234 5,211
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 2,477 54,237
Powszechny Zaklad Ubezpieczen SA 643 10,777
78,426
Qatar — 0.5%
Al Rayan Bank ............... 5,545 3,618
Commercial Bank PSQC (The) ..... 2,766 3,711
Industries Qatar QSC ........... 2,125 7,748
Qatar Islamic Bank QPSC ........ 1,752 11,790
Qatar National Bank QPSC ....... 6,851 35,206
62,073
Republic of Turkiye — 0.6%
Aselsan Elektronik Sanayi ve Ticaret
A/S ..................... 5,617 25,834
KOC Holding A/S .............. 6,746 29,719
Migros Ticaret A/S ............. 620 7,996
Turkiye Garanti Bankasi A/S ...... 4,659 16,334
79,883
Russia — 0.0%
(a)(d)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.4%
Al Rajhi Bank ................ 6,264 157,941
Saudi Arabian Oil Co.
(b) (c)
......... 1,474 9,538
Saudi National Bank (The) ........ 3,791 37,831
Saudi Telecom Co. ............. 6,342 70,990
Zamil Industrial Investment Co.
(a)
... 2,739 29,144
305,444
South Africa — 2.7%
FirstRand Ltd. ................ 17,024 72,294
Gold Fields Ltd. ............... 1,468 35,800
Gold Fields Ltd. , ADR ........... 1,557 37,929
Nedbank Group Ltd. ............ 3,336 45,521
Sanlam Ltd. ................. 18,437 88,702
Vodacom Group Ltd. ........... 6,691 51,085
331,331
South Korea — 11.1%
CJ ENM Co. Ltd.
(a)
............. 110 5,185
Coupang, Inc. , Class A
(a)
......... 1,154 33,962
GS Engineering & Construction Corp. 1,263 17,517
Hana Financial Group, Inc. ....... 850 51,968
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 67 17,218
HL Mando Co. Ltd. ............. 1,263 31,393
Hyosung TNC Corp. ............ 122 20,610
Hyundai Elevator Co. Ltd. ........ 795 48,524
Hyundai Engineering & Construction
Co. Ltd. .................. 243 11,760
Hyundai Rotem Co. Ltd. ......... 36 5,204
KB Financial Group, Inc. ......... 877 69,676
KB Financial Group, Inc. , ADR ..... 454 35,934
Kia Corp. ................... 75 5,488

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea (continued)
KT Corp. , ADR ............... 4,359 $ 88,008
LG Electronics, Inc. ............ 202 11,181
NAVER Corp. ................ 222 37,361
Netmarble Corp.
(b) (c)
............ 115 4,911
POSCO Holdings, Inc. .......... 114 25,070
Posco International Corp. ........ 250 8,741
Samsung C&T Corp. ........... 651 78,540
Samsung E&A Co. Ltd. .......... 5,127 97,219
Samsung Electronics Co. Ltd. ..... 9,217 469,735
Samsung Securities Co. Ltd. ...... 1,584 80,300
Shinhan Financial Group Co. Ltd. ... 218 10,615
SK Hynix, Inc. ................ 646 125,205
1,391,325
Taiwan — 18.5%
Accton Technology Corp. ........ 1,000 29,534
Arcadyan Technology Corp. ....... 8,000 59,119
Asustek Computer, Inc. .......... 2,000 43,903
Bizlink Holding, Inc. ............ 1,010 30,374
CTBC Financial Holding Co. Ltd. ... 34,000 46,719
Delta Electronics, Inc. ........... 8,000 150,705
E.Sun Financial Holding Co. Ltd. ... 96,222 102,909
First Financial Holding Co. Ltd. ..... 16,344 16,145
Hon Hai Precision Industry Co. Ltd. .. 1,000 5,881
King Yuan Electronics Co. Ltd. ..... 16,000 62,587
MediaTek, Inc. ................ 3,000 135,854
Nanya Technology Corp.
(a)
........ 19,000 27,971
Phison Electronics Corp. ......... 5,000 87,774
Primax Electronics Ltd. .......... 35,000 84,826
TA Chen Stainless Pipe .......... 26,000 34,082
Taiwan High Speed Rail Corp. ..... 17,000 15,493
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 1,308,976
United Integrated Services Co. Ltd. .. 1,000 26,254
United Microelectronics Corp. ..... 17,000 23,556
WNC Corp. .................. 5,000 19,600
2,312,262
Thailand — 2.9%
Advanced Info Service PCL , NVDR .. 11,400 101,286
Bangchak Corp. PCL , NVDR ...... 11,600 12,045
CP ALL PCL , NVDR ............ 67,100 96,949
Delta Electronics Thailand PCL , NVDR 8,400 37,182
Home Product Center PCL , NVDR .. 30,600 6,672
PTT Exploration & Production PCL ,
NVDR ................... 9,000 34,648
PTT PCL , NVDR .............. 8,900 9,049
Thai Oil PCL , NVDR ............ 32,000 33,659
Thai Union Group PCL , NVDR ..... 82,300 27,875
359,365
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC . 12,188 53,933
Adnoc Gas plc ................ 49,859 45,170
First Abu Dhabi Bank PJSC ....... 19,249 94,168
193,271
United Kingdom — 0.2%
Anglogold Ashanti plc ........... 566 25,736
Total Common Stocks — 95.2%
(Cost: $ 9,897,905 ) .............................. 11,907,055
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.9%
Brazil — 0.9%
Banco Bradesco SA (Preference) ... 10,432 $ 28,877
Itau Unibanco Holding SA ........ 3,124 19,587
Itau Unibanco Holding SA (Preference) 9,705 60,626
109,090
Total Preferred Securities — 0.9%
(Cost: $ 105,736 ) ................................ 109,090
Rights
Taiwan — 0.0%
TA Chen Stainless Pipe ( Expires
08/25/25 )
(a)
................ 323 88
Total Rights — 0.0%
(Cost: $ 0 ) .................................... 88
Total Long-Term Investments — 96 .1%
(Cost: $ 10,003,641 ) .............................. 12,016,233
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(e) (f)
.... 444,393 444,393
Total Short-Term Securities — 3 .6%
(Cost: $ 444,393 ) ................................ 444,393
Total Investments — 99.7%
(Cost: $ 10,448,034 ) .............................. 12,460,626
Other Assets Less Liabilities — 0.3% ................... 39,092
Net Assets — 100.0% .............................. $ 12,499,718

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 316,436 $ 127,957
(a)
$ — $ — $ — $ 444,393 444,393 $ 3,541 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 7 09/19/25 $ 433 $ (791)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 134,332 $ — $ — $ 134,332
Chile ............................................... 83,361 — — 83,361
China ............................................... 40,420 3,678,300 — 3,718,720
Colombia ............................................ 9,383 — — 9,383
Greece .............................................. 87,343 87,898 — 175,241
Hong Kong ........................................... — 37,350 — 37,350
Hungary ............................................. — 34,598 — 34,598
India ............................................... 83,154 1,671,454 — 1,754,608
Indonesia ............................................ — 194,925 — 194,925
Kuwait .............................................. — 118,053 — 118,053
Malaysia ............................................. — 233,289 — 233,289
Mexico .............................................. 274,078 — — 274,078
Poland .............................................. — 78,426 — 78,426
Qatar ............................................... 7,748 54,325 — 62,073
Republic of Turkiye ...................................... — 79,883 — 79,883
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 305,444 — 305,444
South Africa ........................................... 223,237 108,094 — 331,331
South Korea .......................................... 157,904 1,233,421 — 1,391,325
Taiwan .............................................. — 2,312,262 — 2,312,262
Thailand ............................................. — 359,365 — 359,365
United Arab Emirates .................................... — 193,271 — 193,271
United Kingdom ........................................ — 25,736 — 25,736
Preferred Securities ....................................... 109,090 — — 109,090
Rights ................................................ — 88 — 88

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 444,393 $ — $ — $ 444,393
$ 1,654,443 $ 10,806,182 $ 1 $ 12,460,626
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (791) $ — $ — $ (791)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)